TAXATION - Taxation attributable to the Group (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current taxation:
UK corporation tax	$ 27	$ 27	$ 23
Overseas tax	140	131	177
Current income tax charge	167	158	200
Adjustments in respect of prior periods	(11)	(33)	(60)
Total current taxation	156	125	140
Deferred taxation:
Origination and reversal of temporary differences	(9)	(3)	32
Changes in tax rates	3	1	(49)
Adjustments to estimated amounts arising in prior periods	(7)	(5)	(11)
Total deferred taxation	(13)	(7)	(28)
Total taxation as per the income statement	143	118	112
Taxation in other comprehensive income	(2)	(4)	9
Taxation in equity	(1)	(1)	3
Taxation attributable to the Group	140	113	124
Net prior period adjustment benefit	18	38	71
Impact of US Tax Reform			32
Taxation on excluded items	68	51	26
Taxation on excluded items, including US tax reform	$ (68)	$ (51)	$ (58)